14. Loans, Debentures, and Finance Leases (Details 9) R$ in Thousands	Dec. 31, 2017 BRL (R$)
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	R$ 72,086
Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	16,740
From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	13,852
From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	12,076
From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	11,342
From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	7,921
More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	10,155
Banco de Brasil
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	8,065
Banco de Brasil | Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	4,628
Banco de Brasil | From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	2,317
Banco de Brasil | From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	599
Banco de Brasil | From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	385
Banco de Brasil | From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	136
Banco de Brasil | More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	0
Foreign Loans
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	1,213
Foreign Loans | Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	931
Foreign Loans | From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	171
Foreign Loans | From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	111
Foreign Loans | From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	0
Foreign Loans | From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	0
Foreign Loans | More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	0
Debentures
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	44,709
Debentures | Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	9,151
Debentures | From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	9,069
Debentures | From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	9,110
Debentures | From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	8,971
Debentures | From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	5,798
Debentures | More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	2,610
Notes in the foreign market
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	15,298
Notes in the foreign market | Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	1,388
Notes in the foreign market | From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	1,464
Notes in the foreign market | From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	1,546
Notes in the foreign market | From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	1,632
Notes in the foreign market | From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	1,723
Notes in the foreign market | More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	7,545
Other
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	2,801
Other | Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	642
Other | From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	831
Other | From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	710
Other | From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	354
Other | From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	264
Other | More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Amount appropriated to profit or loss in the future	R$ 0